SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Loss/Income before income taxes	$ (1,102)	$ 1,087	$ 2,650
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax (refund) expense at statutory rate	$ (187)	$ 185	$ 450
Tax effect of non-taxable income	(14)	(22)	(22)
Tax effect of non-deductible items	144	163	102
Under provision in previous financial year	135	92	10
Deferred tax assets not recognised	(125)
Utilization of capital allowances	(40)	(125)	(123)
Others	(38)	(12)
Income tax (refund) expense	$ (125)	$ 281	$ 417